COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
26.	COMMITMENTS AND CONTINGENCIES

Operating leases commitment

The Group leases certain office premises under non-cancelable leases. Rental expenses under operating lease for the year ended December 31, 2016, 2017 and 2018 were RMB24,404,690,RMB47,896,817 and RMB58,317,758 respectively.

As of December 31, 2018, the total future minimum lease payments under non-cancellable operating leases are payable as follows:

As of December 31,	RMB

2019	55,912,805
2020	31,600,761
2021	17,417,081
2022	10,701,271
2023	4,601,398
Later years, through 2025	5,247,712

Total	125,481,028

The Group is the lessee in respect of a number of properties held under operating leases. The leases typically run for an initial period of 1-3 years, at the end of which period all terms are renegotiated. The leases do not include contingent rentals. The Group’s operating lease commitments have no renewal options, rent escalation clauses and restriction or contingent rents.